Trade and other receivables (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Trade receivables from related parties	₨ 0	₨ 0
Other trade receivables	11,825,945	11,265,210
Current trade receivables	11,825,945	11,265,210
Less: Allowance for doubtful receivables	(480,403)	(480,542)	₨ (426,487)
Balance at the end of the year	₨ 11,345,542	₨ 10,784,668